THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
APRIL 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.1%

	Shares	Value
Brazil — 1.2%
Cia de Saneamento de Minas Gerais Copasa MG	259,600	$887,922

Canada — 2.2%
Stantec	26,954	1,620,204

France — 6.5%
Veolia Environnement	149,679	4,739,595

Germany — 1.0%
Norma Group	30,753	731,562

Hong Kong — 3.6%
Beijing Enterprises Water Group	2,261,355	574,240
China Everbright Environment	1,299,330	551,597
China Water Affairs Group	773,730	620,154
Guangdong Investment	879,125	840,423
SIIC Environment Holdings	1,202,095	176,499

		2,762,913

India — 0.6%
VA Tech Wabag *	96,635	463,648

Italy — 1.6%
Hera	385,752	1,200,949

Japan — 2.9%
Kubota	66,800	1,012,220
Kurita Water Industries	26,710	1,119,386

		2,131,606

Mexico — 1.1%
Orbia Advance	352,280	811,168

Netherlands — 3.6%
Aalberts	24,017	1,109,244
Arcadis	36,973	1,527,321

		2,636,565

South Korea — 2.1%
Coway	41,511	1,524,136

United Kingdom — 15.2%
Costain Group *	441,310	330,553

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND APRIL 30, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United Kingdom — continued
Halma	60,459	$1,758,360
Pennon Group	107,049	1,157,702
Severn Trent	68,249	2,513,865
United Utilities Group	322,900	4,386,445
Weir Group	40,953	947,794

		11,094,719

United States — 52.5%
A O Smith	19,681	1,344,015
Advanced Drainage Systems	17,955	1,539,103
AECOM	22,341	1,855,420
Agilent Technologies	2,795	378,527
American Water Works	17,027	2,524,253
Consolidated Water	21,474	362,911
Core & Main, Cl A *	85,469	2,227,322
Danaher	16,111	3,816,857
Ecolab	18,186	3,052,338
Essential Utilities	96,357	4,114,444
Evoqua Water Technologies *	28,243	1,396,616
Ferguson	13,808	1,944,443
Fortune Brands Innovations	11,865	767,547
IDEX	3,017	622,467
Itron *	21,172	1,130,585
Lindsay	9,928	1,198,707
Mueller Water Products, Cl A	25,853	346,430
Pentair	39,867	2,315,475
Roper Technologies	5,701	2,592,701
SJW Group	17,324	1,315,238
Tetra Tech	9,903	1,370,278
Xylem	18,732	1,945,131
Zurn Elkay Water Solutions	27,735	597,689

		38,758,497

TOTAL COMMON STOCK
(Cost $59,712,883)
		69,363,484

FOREIGN COMMON STOCK — 1.4%

TOTAL INVESTMENTS — 95.5%
(Cost $60,349,421)		$70,381,578

Percentages are based on Net Assets of $73,701,339.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND APRIL 30, 2023 (UNAUDITED)

*	Non-income producing security.

Cl	Class

KBI-QH-001-1000